Stock Options - Options Outstanding (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, beginning of year	1,700,000
Granted
Exercised
Cancelled/expired
Outstanding, end of year	1,700,000
Weighted Average Exercise Price
Outstanding, beginning of year	$ 0.23
Forfeited or expired
Outstanding, end of year	$ 0.23